Borrowings (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Short-Term Borrowings

The outstanding balances and related information for short-term borrowings are summarized as follows:

(Dollars in thousands)	2015	2014

Balance at year-end	$48,598	$46,627

Average balance outstanding	51,571	51,855

Maximum month-end balance	54,462	63,717

Weighted-average rate at year-end	0.14%	0.14%

Weighted-average rate during the year	0.14	0.15

Summary of Repurchase Agreements Accounted for as Secured Borrowings

The following table provides additional detail regarding repurchase agreements accounted for as secured borrowings:

	Remaining Contractual Maturity Overnight and Continuous

(Dollars in thousands)	December 31, 2015	December 31, 2014

Securities of U.S. Government agencies and mortgage-backed securities of government agencies pledged, fair value	$ 48,791	$ 46,842

Repurchase agreements	48,598	46,627

Concerning of Other Borrowings

The following table sets forth information concerning other borrowings:

	Maturity Range		Weighted Average Interest	Stated Interest Rate Range		At December 31,
(Dollars in thousands)	From	To	Rate	From	To	2015	2014

Fixed-rate	12/20/17	12/21/17	3.61%	3.48%	3.73%	$10,000	$10,000

Fixed-rate amortizing	1/1/15	4/1/24	1.56	1.16	7.15	3,465	4,953

						$13,465	$14,953

Schedule of Maturities Other Borrowings

Maturities of other borrowings at December 31, 2015, are summarized as follows for the years ended December 31:

(Dollars in thousands)	Amount	Weighted Average Rate

2016	$1,079	1.58%

2017	10,730	3.44

2018	534	1.16

2019	389	1.16

2020 and beyond	733	1.16

	$13,465	3.01%